Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Cost of Investment Property, Plant and Equipment

Cost of property, plant and equipment is as follows (in millions of Mexican pesos):

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture, mixtures and computer equipment	Constructions and machinery in-progress	Total

Balance to January 1, 2018	1,094	4,776	24,805	158	129	3,434	34,396

Additions	137	90	1,305	1	11	1,370	2,914
Translation adjustments	(14)	(186)	(543)		(1)	(4)	(748)
Balance as of December 31, 2018	1,217	$4,680	$25,567	$159	$139	$4,800	$36,562

Additions	89	591	532	2	4	53	1,271
Translation adjustments	(15)	(133)	(563)	0	(2)	(92)	(805)
Balance as of December 31, 2019	$1,291	$5,138	$25,536	$161	$141	$4,761	$37,028

Schedule of Accumulated Depreciation of Property, Plant and Equipment

Accumulated depreciation of property, plant and equipment is as follows (in millions of Mexican pesos):

	Buildings	Machinery and equipment	Transportation equipment	Furniture, mixtures and computer equipment	Total

Balance to January 1, 2018	1,033	17,474	80	72	18,659

Depreciation expense	37	1,057	3	5	1,102
Translation effects	(15)	(151)	(2)	(2)	(170)
Balance as of December 31, 2018	1,055	$18,380	$81	$75	$19,591

Depreciation expense	30	1,063	4	2	1,099
Translation effects	(3)	(396)	0	0	(399)
Balance as of December 31, 2019	$1,082	$19,047	$85	$77	$20,291

Schedule of Net Book Value of Property, Plant and Equipment

The net book value of property, plant and equipment is as follows (in millions of Mexican pesos):

Net Book Value:	Land	Buildings	Machinery and Equipment	Transportation equipment	Furniture, mixtures and computer equipment	Constructions and machinery in-progress	Total

Balance as of December 31, 2017	$1,094	$3,743	$7,331	$78	$57	$3,434	$15,737

Balance as of December 31, 2018	$1,217	$3,625	$7,187	$78	$64	$4,800	$16,971

Balance as of December 31, 2019	$1,291	$4,056	$6,489	$76	$64	$4,761	$16,737